Line of Credit (Details) - USD ($)	1 Months Ended	6 Months Ended		12 Months Ended
	Mar. 19, 2009	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2015	Dec. 31, 2014
Line of Credit (Textual)
Line of credit maximum outstanding balance	$ 200,000
Line of credit facility, expiration date	Mar. 19, 2010
Line of credit variable interest rate	4.50%
Line of credit monthly interest rate during period		3.50%	4.25%	4.50%	4.50%
Line of credit		$ 202,512				$ 202,422	$ 201,750